OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

May 3, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Integrity Funds (the “Registrant”), on behalf Oppenheimer Core Bond Fund
      Reg. No. 2-76547; File No. 811-03420

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2012.

Sincerely,

/s/ Edward Gizzi

Edward Gizzi
Vice President and Assistant Counsel

212.323.4091

egizzi@oppenheimerfunds.com

cc:     K&L Gates
          KPMG LLP

          Gloria LaFond
          Taylor V. Edwards